Acquisitions - Additional Information (Detail) $ in Millions		1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 20, 2012 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2015 acquisition	Sep. 30, 2014 USD ($) acquisition	Dec. 31, 2014 USD ($) company	Dec. 31, 2013 USD ($) transfer_station Landfill route company	Dec. 31, 2012 USD ($)
Business Acquisition [Line Items]
Number of companies acquired			7	6	8	17
Purchase price consideration for acquisition				$ 8.7	$ 8.6	$ 31.3
Amount of notes payable incurred as part of consideration transferred					0.8
Amount of notes payable paid as part of consideration transferred					1.5
Number of landfills sold | Landfill						1
Amount of goodwill deductible for tax purposes					113.7	$ 132.6
Increase in goodwill and or intangible assets					$ 0.1	$ 26.6	$ 0.1
Central Georgia [Member]
Business Acquisition [Line Items]
Number of transfer stations sold | transfer_station						2
Macon, Georgia [Member]
Business Acquisition [Line Items]
Number of commercial waste collection routes sold | route						3
Northern New Jersey [Member]
Business Acquisition [Line Items]
Number of transfer stations sold | transfer_station						3
Veolia ES Solid Waste [Member]
Business Acquisition [Line Items]
Purchase price consideration for acquisition	$ 1,900.0
Working capital adjustment		$ 20.6
Transaction costs incurred in connection with acquisition	$ 26.5